ACCOUNT RECEIVABLES - RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2016
ATI Modular Technology Corp
Accounts Receivable, Net
	June 30	June 30
	2016	2015

Accounts receivable- related parties	125,000	0
Less: Allowance for doubtful accounts	(6,250)	0
Accounts receivable, net	$118,750	$ 0